INTANGIBLE ASSETS AND GOODWILL, NET (Details 1) S/ in Thousands, $ in Thousands	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill | $		$ 1,464,372		$ 1,342,890	$ 1,324,541
Client relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	S/ 146,027		S/ 175,653
Prima AFP - AFP Union Vida [Member] | Client relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	94,670		107,018
Mibanco [Member] | Client relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	27,065		39,093
Credicorp Capital Holding Chile - Inversiones IMT [Member] | Client relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	22,776		26,206
Mibanco - Edyficar Peru [Member] | Client relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	S/ 1,516		S/ 3,336